UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value

COMMUNICATION SERVICES — 2.5%
John Wiley & Sons, Cl A	785,000	$42,578,400

CONSUMER DISCRETIONARY — 5.4%
El Pollo Loco Holdings *	535,000	6,692,850
Helen of Troy *	275,000	34,133,000
Hibbett Sports *	295,000	5,153,650
Sally Beauty Holdings *	1,160,000	20,659,600
Wolverine World Wide	750,000	26,377,500

		93,016,600

CONSUMER STAPLES — 9.6%
B&G Foods	1,170,000	30,466,800
Boston Beer, Cl A *	55,000	16,900,950
elf Beauty *	1,420,000	15,066,200
Hostess Brands, Cl A *	2,901,765	30,178,356
J&J Snack Foods	65,000	10,150,400
MGP Ingredients	250,000	17,792,500
Simply Good Foods *	1,025,000	19,434,000
TreeHouse Foods *	540,000	24,602,400

		164,591,606

FINANCIALS — 16.0%
Argo Group International Holdings	660,000	40,662,600
Bryn Mawr Bank	375,000	14,977,500
Community Bank System	330,000	19,268,700
CVB Financial	900,000	19,665,000
First Financial Bankshares	205,000	12,092,950
German American Bancorp	425,000	13,476,750
Independent Bank	335,000	26,280,750
James River Group Holdings	250,000	9,625,000
Navigators Group	510,000	35,266,500
Prosperity Bancshares	345,000	22,435,350
Stock Yards Bancorp	325,000	10,305,750
UMB Financial	575,000	36,713,750
Washington Trust Bancorp	296,600	15,230,410

		276,001,010

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 23.4%
Avanos Medical *	725,000	$41,035,000
Cantel Medical	80,000	6,332,000
Cardiovascular Systems *	966,340	27,105,837
Catalent *	655,000	26,422,700
CONMED	565,000	38,097,950
Insulet *	250,000	22,052,500
Integra LifeSciences Holdings *	920,000	49,284,400
Masimo *	110,000	12,716,000
Medidata Solutions *	450,000	31,635,000
NuVasive *	518,575	29,128,358
Omnicell *	325,000	22,977,500
Penumbra *	180,000	24,480,000
Prestige Consumer Healthcare *	820,000	29,651,200
Supernus Pharmaceuticals *	525,000	24,969,000
Teladoc Health *	250,000	17,335,000

		403,222,445

INDUSTRIALS — 16.8%
Actuant, Cl A	27,125	646,931
Altra Industrial Motion	700,000	22,589,000
Barnes Group	225,000	12,735,000
Evoqua Water Technologies *	400,000	3,840,000
John Bean Technologies	380,000	39,508,600
Lydall *	510,000	15,233,700
MSA Safety	300,000	31,332,000
Ritchie Bros. Auctioneers	1,350,000	45,373,500
Standex International	277,690	22,526,213
TriMas *	530,000	15,608,500
Welbilt *	2,435,000	45,583,200
Woodward	475,000	34,979,000

		289,955,644

INFORMATION TECHNOLOGY — 16.2%
Blackbaud	485,000	34,784,200
Blackline *	27,535	1,277,073
Envestnet *	250,000	13,005,000
LogMeIn	315,000	27,127,800
New Relic *	425,000	37,931,250

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Okta, Cl A *	600,000	$35,016,000
Pure Storage, Cl A *	1,800,000	36,324,000
Q2 Holdings *	465,000	24,751,950
Qualys *	365,000	26,002,600
Talend ADR *	355,000	21,992,250
Yext *	1,100,000	21,142,000

		279,354,123

MATERIALS — 6.2%
Chase	35,000	3,774,400
H.B. Fuller	715,000	31,788,900
Innospec	375,000	25,095,000
Sensient Technologies	700,000	45,402,000

		106,060,300

TOTAL COMMON STOCK (Cost $1,306,895,042)		1,654,780,128

CASH EQUIVALENT — 3.8%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 2.050% (Cost $65,519,376)	65,519,376	65,519,376

TOTAL INVESTMENTS — 99.9% (Cost $1,372,414,418)		$1,720,299,504

Percentages are based on Net Assets of $1,722,588,485.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended October 31, 2018, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2800

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
October 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value

COMMUNICATION SERVICES — 1.4%
John Wiley & Sons, Cl A	705,000	$38,239,200

CONSUMER DISCRETIONARY — 6.8%
Advance Auto Parts	260,000	41,537,600
Sally Beauty Holdings *	1,690,000	30,098,900
Tractor Supply	640,000	58,809,600
Ulta Beauty *	180,000	49,413,600

		179,859,700

CONSUMER STAPLES — 12.8%
Campbell Soup	765,000	28,618,650
Flowers Foods	2,935,000	56,674,850
Hormel Foods	1,800,000	78,552,000
JM Smucker	425,000	46,036,000
McCormick	325,000	46,800,000
Molson Coors Brewing, Cl B	725,000	46,400,000
TreeHouse Foods *	775,000	35,309,000

		338,390,500

FINANCIALS — 12.4%
Arthur J Gallagher	895,000	66,238,950
Commerce Bancshares	465,000	29,574,000
Cullen/Frost Bankers	380,000	37,209,600
Everest Re Group	345,000	75,161,700
Morningstar	115,000	14,352,000
Northern Trust	670,000	63,026,900
Prosperity Bancshares	465,000	30,238,950
SVB Financial Group *	55,000	13,047,650

		328,849,750

HEALTH CARE — 20.9%
Bio-Techne	250,000	41,930,000
Catalent *	940,000	37,919,600
Cooper	185,000	47,787,350
DENTSPLY SIRONA	1,020,000	35,322,600

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
October 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Edwards Lifesciences *	275,000	$40,590,000
Henry Schein *	285,000	23,655,000
Integra LifeSciences Holdings *	1,220,000	65,355,400
Laboratory Corporation of America Holdings *	285,000	45,756,750
Masimo *	170,000	19,652,000
Medidata Solutions *	500,000	35,150,000
NuVasive *	553,385	31,083,635
Veeva Systems, Cl A *	480,000	43,848,000
Waters *	335,000	63,546,150
West Pharmaceutical Services	225,000	23,832,000

		555,428,485

INDUSTRIALS — 15.3%
AMETEK	650,000	43,602,000
Fortive	700,000	51,975,000
Gates Industrial PLC *	2,250,000	33,862,500
IDEX	250,000	31,705,000
Nordson	525,000	64,401,750
Ritchie Bros. Auctioneers	1,405,000	47,222,050
Rockwell Automation	285,000	46,948,050
Stericycle *	605,000	30,231,850
Verisk Analytics *	465,000	55,725,600

		405,673,800

INFORMATION TECHNOLOGY — 22.1%
Akamai Technologies *	170,000	12,282,500
ANSYS *	160,000	23,928,000
Blackbaud	485,000	34,784,200
Guidewire Software *	370,000	32,918,900
LogMeIn	300,000	25,836,000
New Relic *	160,000	14,280,000
Nutanix, Cl A *	900,000	37,359,000
Okta, Cl A *	550,000	32,098,000
Palo Alto Networks *	325,000	59,488,000
Pure Storage, Cl A *	1,500,000	30,270,000
Red Hat *	520,000	89,252,800

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
October 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Splunk *	715,000	$71,385,600
Synopsys *	355,000	31,783,150
Tableau Software, Cl A *	250,000	26,670,000
Workday, Cl A *	480,000	63,849,600

		586,185,750

MATERIALS — 5.6%
AptarGroup	650,000	66,274,000
International Flavors & Fragrances	340,000	49,184,400
Valvoline	1,610,000	32,071,200

		147,529,600

TOTAL COMMON STOCK (Cost $2,231,834,624)		2,580,156,785

CASH EQUIVALENTS — 2.3%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 2.050% (Cost $61,829,335)	61,829,335	61,829,335

TOTAL INVESTMENTS — 99.6% (Cost $2,293,663,959)		$2,641,986,120

Percentages are based on Net Assets of $2,652,752,996.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class
PLC — Public Limited Company

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended October 31, 2018, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2100

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value

ARGENTINA — 2.2%
MercadoLibre	210	$68,145

BRAZIL — 4.3%
Ambev ADR	13,600	58,888
Itau Unibanco Holding ADR	6,000	79,020

		137,908

CHINA — 35.6%
AIA Group	17,800	134,758
Alibaba Group Holding ADR *	1,360	193,500
Baidu ADR *	505	95,980
Ctrip.com International ADR *	2,000	66,560
Foshan Haitian Flavouring & Food, Cl A	9,100	84,253
iQIYI ADR *	1,800	35,352
JD.com ADR *	2,585	60,799
Noah Holdings ADR *	800	30,168
Shenzhen Inovance Technology, Cl A	17,000	54,310
Shenzhou International Group Holdings	5,400	59,653
Tencent Holdings	4,600	156,670
Wuxi Biologics Cayman *	7,000	49,870
Xiabuxiabu Catering Management China Holdings	35,835	44,843
Yum China Holdings	1,855	66,928

		1,133,644

INDIA — 17.4%
Bajaj Finance	1,805	58,158
Britannia Industries	525	40,072
Dabur India	6,980	36,318
Godrej Consumer Products	6,755	66,217
HDFC Bank	3,000	77,561
Housing Development Finance	4,665	111,617
Kotak Mahindra Bank	4,615	69,848
Maruti Suzuki India	490	43,844
Syngene International	6,305	49,378

		553,013

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

KENYA — 1.9%
Safaricom PLC	267,000	$60,801

MEXICO — 4.8%
Banco del Bajio	25,555	50,300
Gruma, Cl B	4,900	51,417
Grupo Aeroportuario del Sureste ADR	310	51,156

		152,873

NETHERLANDS — 7.2%
Heineken	1,150	103,720
Unilever ADR	2,300	123,694

		227,414

PERU — 2.1%
Credicorp	300	67,713

SOUTH AFRICA — 4.9%
Clicks Group	6,740	85,812
Discovery	6,595	70,536

		156,348

SOUTH KOREA — 5.2%
Amorepacific	300	40,279
Koh Young Technology	910	72,030
NAVER	520	52,249

		164,558

SPAIN — 1.1%
Prosegur Cash	18,300	36,286

TAIWAN — 7.2%
Chroma ATE	10,000	35,064
Gourmet Master	7,619	46,168
Taiwan Semiconductor Manufacturing	19,600	148,221

		229,453

UNITED STATES — 2.0%
International Flavors & Fragrances	440	63,651

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

VIETNAM — 2.1%
Vietnam Dairy Products JSC	13,248	$65,884

TOTAL COMMON STOCK (Cost $2,980,663)		3,117,691

CASH EQUIVALENT — 2.3%**
Fidelity Investments – Money Market Treasury Only Portfolio, Cl I, 2.050% (Cost 71,955)	71,955	71,955

TOTAL INVESTMENTS — 100.3% (Cost $3,052,618)		$3,189,646

Percentages are based on Net Assets of $3,181,035.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company
PLC — Public Limited Company

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended October 31, 2018, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0700

3

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018